CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash	$ 7,366	$ 9,283
Denominated In U S Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash	2,334	4,541
Denominated in NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	2,620	2,546
Denominated In Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 2,412	$ 2,196